Note 5 - Other Receivables (Details) - Other Receivables, Net In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2013 Subsidiary of Common Parent [Member] CNY		Dec. 31, 2012 Subsidiary of Common Parent [Member] CNY
Note 5 - Other Receivables (Details) - Other Receivables, Net [Line Items]
Advances to staff (i)		9,494	[1]	9,784	[1]
Advances to entrepreneurial agents (ii)		1,984	[2]	1,959	[2]
Rental deposits		6,213		5,893
Interest income receivables (iii)		47,273	[3]	51,315	[3]
Value-added tax recoverable (iv)		1,867	[4]	10,745	[4]
Receivable from third parties(v)	23,848	144,371		151,785		141,938	[5]	[5]
Reimbursement from insurance company (vi)		40,106	[6]		[6]
Other		5,901		6,869
	$ 42,086	254,776		86,565

[1]	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.
[2]	This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by agents to build business. The advances are unsecured, interest-free and repayable on demand.
[3]	This represented accrued interest income on bank deposits and interest bearing receivable from third parties as described in (v).
[4]	As of December 31, 2012 and December 31, 2013, the amount represented value-added tax to be refunded from tax bureau. The amount of value-added tax outstanding as of December 31, 2012 had been refunded during the year 2013, and the amount as of December 31, 2013 had been refunded during the first quarter of year 2014.
[5]	Receivable from third parties mainly included receivables from two third parties: 1) receivable from Guangdong Jintaiping Asset Management Co. Ltd. ( "Jintaiping" ), in which the Group held 19.5% equity interest before December 2013. On December 2, 2013, the Group disposed of its entire equity interest in Jintaiping to Shanghai Puyi Investment Consulting Co. Ltd. ("Shanghai Puyi"), an independent third party at a consideration of RMB7,987. Accordingly, receivable from Jintaiping which was included in amounts due from related parties as of December 31, 2012 was reclassified as other receivables. The loan receivable from Jintaiping is unsecured, repayable on demand and bears annual interest rate at 8%. As of December 31, 2013, the amount due from Jintaiping was RMB130,651; 2) receivable from Shanghai Puyi as a result of the above mentioned equity transfer. As of December 31, 2013, the amount due from Shanghai Puyi was RMB7,987.
[6]	On April 23, 2014, the company has signed a settlement agreement with an insurance company. Refer to note 17 (iv) for details.